Schedule of Investments
December 31, 2021 (unaudited)
Collaborative Investment Series Trust
Preferred-Plus Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Preferred Securities - $25 Par Value - 53.52%

Electric & Other Services Combined - 1.22%
CMS Energy Corp. Series C 4.200%, to 7/15/2026 Perp. (b) (c)			2,500	62,500
NiSource, Inc. Series B 6.500%, to 3/15/2024 (a) (b) (c)			4,100	111,602

				174,102
Electric Services - 1.40%
SCE Trust IV Series J 5.375%, to 9/15/2025 (a) (b) (c)			4,000	100,240
SCE Trust V Series K 5.450%, to 3/15/2026 Pfd. (a) (b) (c)			4,000	100,520

				200,760

Finance Services - 1.13%
Synchrony Financial Series A 5.625%, to 11/15/2024 (b) (c)			6,000	161,580

Fire, Marine & Casualty Insurance - 2.38%
Allstate Corp., Series H 5.100%, to 10/15/2024			6,000	162,720
Enstar Group LTD Series D 7.000%, to 9/01/2028 (Bermuda) (a) (b) (c)			6,000	177,360

				340,080

Gas & Other Services Combined - 1.15%
Sempra Energy Co. 5.750%, to 7/01/2079			6,000	164,040

Insurance Agents Brokers & Services - 1.67%
Equitable Holdings, Inc. Series A 5.250%, to 12/15/2024 (b) (c)			9,000	238,500

Life Insurance - 8.24%
American Equity Investment Life Holding Co. Series A 5.950%, to 12/01/2024 (a) (b) (c)			4,000	110,000
American Equity Investment Life Holding Co. Series A 6.625%, to 9/01/2025 (a) (b) (c)			7,000	196,490
Assurant, Inc. 5.250%, due 1/15/2061 (c)			6,000	161,820
Athene Holdings Ltd. Series A 6.350%, to 6/30/2029 (Bermuda) (a) (b) (c)			9,000	265,680
Brighthouse Financial, Inc. Series B 6.750%, to 6/25/2025 (b) (c)			7,000	193,340
Brighthouse Financial, Inc. 6.250%, due 9/15/2058 (c)			3,400	91,800
MetLife, Inc. Series F, 4.750% 03/15/2022 Perpetual Pfd			6,000	160,080

				1,179,210

Miscellaneous Business Credit Institution - 0.95%
National Rural Utilities Cooperative Finance Corp. Series US 5.500%, due 5/15/2064 (c)			5,000	136,450

Motor Vehicles & Passenger Car Bodies - 2.47%
Ford Motor Co. 6.000%, due 12/01/2059 (c)			7,000	189,350
Ford Motor Co. 6.200%, due 6/01/2059 (c)			6,000	163,800

				353,150

National Commercial Banks - 12.57%
Bank of America Corp. Series QQ 4.250%, to 11/17/2026			4,000	101,480
Capital One Financial Corp. Series I 5.000%, to 12/01/2024 (b) (c)			8,000	214,000
Capital One Financial Corp. Series K 4.625%, to 12/01/2025 (b) (c)			5,000	128,550
Capital One Financial Corp. Series J 4.800%, to 6/01/2025 (b) (c)			10,000	260,200
Citigroup Capital XIII 6.49863%, due 10/30/2040 (3-month US Libor + 6.370%) (c) FRN			4,095	114,251
First Midwest Bancorp, Inc. Series C 7.000%, to 8/20/2025 (b) (c)			6,000	170,040
JPMorgan Chase & Co. Series JJ 4.55%, to 6/01/2026 (b) (c)			2,000	52,220
KeyCorp Series E 6.125%, to 12/15/2026 (a) (b) (c)			3,500	105,840
Regions Financial Corp. Series C 5.700%, to 5/15/2029 (a) (b) (c)			5,000	144,500
Synovus Financial Corp. Series D 6.300%, to 6/21/2023 (a) (b) (c)			5,000	132,000
Synovus Financial Corp. Series E 5.875% 07/01/2024 Perpetual Pfd.			6,000	162,000
Truist Financial Corp. Series R 4.750%, to 9/01/2025 (b) (c)			4,000	106,360
Wells Fargo & Co. Series Q 5.850%, to 9/15/2023 (a) (b) (c)			4,025	107,830

				1,799,271
Natural Gas Transmission - 1.24%
Energy Transfer LP Series E, 7.600%, to 5/15/2024 (b) (c)			7,000	177,450

Real Estate Investment Trusts - 6.66%
KKR Real Estate Finance Trust, Inc. Series A, 6.500%, to 4/16/2026 (b) (c )			5,100	131,070
Pebblebrook Hotel Trust Series G, 6.375%, to 5/13/2026 (b) ( c)			6,000	157,560
Public Storage, Inc. Series M 4.125%, to 8/14/2025 (b) (c )			1,000	25,270
Sachem Capital Corp Series A, 7.750%, to 6/29/2026 (b)			6,000	152,640
Sachem Capital Corp. 6.875%, due 12/30/2024 (c )			3,000	75,750
Sachem Capital Corp., 6.000%, due 12/30/2026 Pfd			3,000	75,450
Vornado Realty Trust Series N 5.250%, to 11/24/2025 (b) (c )			8,000	211,920
Vornado Realty Trust Series O 4.450%, to 9/22/2026 (b)			5,000	123,500

				953,160
Savings Institution, Federally Chartered - 1.10%
Dime Community Bancshare, 5.500% 02/15/2025 Perp. (b) (c )			6,000	157,260

Security Brokers, Dealers & Flotation Companies - 3.10%
Morgan Stanley Series F 6.875%, to 1/15/2024 (a) (b) ( c)			3,295	91,304
Morgan Stanley Series K 5.850%, to 4/15/2027 (a) (b) (c )			6,000	174,540
Morgan Stanley Series O 4.25%, 01/15/2027 Perpetual Pfd.			4,000	100,920
Stifel Financial Corp. Series D 4.500%, to 8/15/2026 (b) (c )			3,000	77,430

				444,194
Services - Equipment Rental & Leasing - 1.09%
Air Lease Corp. Series A 6.150%, to 3/15/2024 (a) (b) ( c)			6,000	155,760

State Commercial Banks - 2.48%
ConnectOne Bancorp, Inc. Series A 5.25%, to 9/1/2026 (a) (b)			5,000	132,000
Fifth-Third Bancorp Series K 4.950%, to 9/30/2024 (b) ( c)			4,000	105,720
First Citizens Bancshares, Inc. Series A 5.375%, to 3/15/2025 (b) ( c)			4,500	117,675

				355,395
Telephone Communications (No Radio Telephone) - 3.00%
AT&T, Inc. Series A 5.000%, to 12/12/2024 (b) ( c)			4,000	107,200
AT&T, Inc. Series C 4.750%, to 2/18/2025 (b) (c )			6,000	157,560
Telephone & Data Systems Series UU 6.625% , to 3/31/2026 (b) (c )			6,000	164,760

				429,520
Wholesale-Farm Product Raw Materials - 1.68%
CHS, Inc. Series 2 7.100%, to 3/31/2024 (a) (b) ( c)			4,000	109,920
CHS, Inc. Series 4 7.500%, due 1/21/2025 (b) ( c)			4,560	129,869

				239,789

Total Preferred Securities - $25 Par Value			(Cost $ 7,398,586)	7,659,671

Preferred Securities - $50 Par Value - 0.72%

Electric Services - 0.72%
DTE Energy Co. 6.250%, due 11/01/2022 (c )			2,000	102,680

Total Preferred Securities - $50 Par Value			(Cost $ 100,685)	102,680

Preferred Securities - Capital Securities - 43.52%

Electric Services - 2.63%
Edison International Series A 5.375%, to 3/15/2026 (a) (b) ( c)			250,000	261,900
Emera, Inc. Series 16-A 6.750%, to 6/15/2026 (Canada) (a) (c ) (maturity date 06/15/2076)			100,000	115,000

				376,900
Electronic & Other Electrical Equipment - 1.39%
General Electric Co. Series D 3.352750% (3-month US Libor + 3.33%) ** (b) (c ) FRN			200,000	199,000

Finance Services - 2.73%
General Motors Financial Co., Inc. Series C 5.700%, to 9/30/2030 (a) (b) (c )			155,000	176,700
General Motors Financial Co., Inc. Series A 5.750%, to 9/30/2027 (a) (b) (c )			200,000	214,000

				390,700

Fire, Marine & Casualty Insurance - 1.14%
Progressive Corp. Series B 5.375%, to 3/15/2023 (a) (b) (c )			160,000	163,600

National Commercial Banks - 19.31%
Bank of America Corp. Series JJ 5.125%, to 6/20/2024 (a) (b) ( c)			200,000	209,250
Bank of America Corp. Series FF 5.875%, to 3/15/2028 (a) (b) (c )			300,000	333,750
Citigroup, Inc. Series M 6.300%, to 5/15/2024 (a) (b) (c )			150,000	157,219
Citigroup Inc., 5.950%, to 1/30/2023 (a) (b) ( c)			150,000	154,500
Citigroup, Inc. Series T 6.250%, to 8/15/2026 (a) (b) (c )			150,000	169,170
Huntington Bancshares, Inc. Series G 4.450%, to 10/15/2023 (a) (b) ( c)			200,000	211,250
JPMorgan Chase & Co. Series CC 4.625%, to 11/01/2022 (a) (b) (c )			170,000	169,385
JPMorgan Chase & Co. Series Z 3.931630%, to 02/01/2022 Perpetual (Quarterly US Libor + 380.000)			125,000	124,999
JPMorgan Chase & Co. Series X 6.100%, to 10/01/2024 (b) (c )			160,000	168,800
PNC Financial Services Group, Inc. Series S 5.000%, to 11/01/2026 (a) (b) ( c)			160,000	169,997
Regions Financial Corp. Series D 5.750%, to 6/15/2025 (a) (b) (c )			250,000	273,750
Truist Financial Corp. Series M 5.125%, to 12/15/2027 (a) (b) ( c)			100,000	105,500
Truist Financial Corp. Series N 4.800%, to 9/01/2024 (a) (b) ( c)			250,000	260,625
Wells Fargo & Co. Series L 7.500% (b) (c )			65	96,884
Wells Fargo & Co. Series S 5.900%, to 6/15/2024 (a) (b) (c )			150,000	158,271

				2,763,350
Personal Credit Institutions - 1.19%
Discover Financial Services Series C 5.500%, to 10/30/2027 (a) (b) ( c)			160,000	171,000

Security Brokers, Dealers & Flotation Companies - 4.57%
Charles Schwab Corp. Series F 5.000%, to 12/01/2027 (a) (b) (c )			175,000	181,479
Goldman Sachs Group, Inc. Series P 5.000%, to 11/10/2022 (a) (b) ( c)			160,000	160,400
Morgan Stanley Series N 5.300%, to 12/15/2025			100,000	103,750
Morgan Stanley Series M 5.875%, to 9/15/2026			185,000	208,581

				654,210

Services-Equipment Rental & Leasing, Nec - 3.26%
AerCap Holdings N.V. 5.875%, to 10/10/2024 (Ireland) ** (a) ( c) (Maturity date: 10/10/2079)			300,000	310,500
Air Lease Corp. Series B, 4.650%, to 6/15/2026 (a) (b) (c)			150,000	155,437

				465,937

State Commercial Banks - 7.30%
Ally Financial Inc. Series B 4.700%, to 5/15/2026 (a) (b) ( c)			250,000	259,375
Bank of New York Mellon Corp. Series F, 4.625%, to 9/20/2026 (a) (b) (c )			105,000	109,725
Citizens Financial Group Series G 4.000%, to 10/06/2026 Perp. (a) (b) ( c)			160,000	160,000
Fifth-Third Bancorp Series J 3.3527% (3-month US Libor + 3.129%) (b) ( c) FRN			150,000	149,437
State Street Corp. Series H 5.625%, to 12/15/2023 (a) (b) ( c)			160,000	164,895
SVB Financial Group Series C 4.000%, 5/15/2026 Perp. ** (a) (b) (c )			200,000	201,000

				1,044,432

Total Preferred Securities Capital Securities			(Cost $ 6,025,611)	6,229,129

Closed-End Mutual Funds - 0.22%

Cohen & Steers Limited Duration Preferred and Income Fund, Inc. (c )			1,215	32,173

Total Closed-End Mutual Funds			(Cost $ 28,474)	32,173

Money Market Registered Investment Companies - 1.50%

First American Government Obligations Fund Class X 0.03% **			215,166	215,166

Total Money Market Registered Investment Companies			(Cost $ 215,166)	215,166

Total Investments - 99.52%			(Cost $ 13,791,938)	14,244,827

Other Assets less Liabilities - .48%				68,200

Total Net Assets - 100.00%				14,313,027

Options

	Long (Short)		Notional Value of	Fair
	Contracts+	Expiration Date	Contracts ($)**	Value ($)
Put Options
SPDR S&P 500 ETF Trust, December 31, 2021, Put @ $380.00	53	12/31/2021	2,014,000	53
SPDR S&P 500 ETF Trust, January 21, 2022, Put @ $365.00	50	1/21/2022	1,825,000	600
SPDR S&P 500 ETF Trust, January 28, 2022, Put @ $375.00	49	1/28/2022	1,837,500	1,274
SPDR S&P 500 ETF Trust, February 18, 2022, Put @ $384.00	53	2/18/2022	2,035,200	4,081

	205		7,711,700	6,008

Put Options Written
SPDR S&P 500 ETF Trust, January 21, 2022, Put @ $455.00	-50	1/21/2022	(2,275,000)	(8,750)
SPDR S&P 500 ETF Trust, January 28, 2022, Put @ $445.00	-49	1/28/2022	(2,180,500)	(8,281)
SPDR S&P 500 ETF Trust, February 18, 2022, Put @ $457.00	-53	2/18/2022	(2,422,100)	(28,249)

	-152		(6,877,600)	(45,280)

Total Options			(Cost $ -43,040)	(39,272)

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2021 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments (9)
Level 1 - Quoted Prices			$8,015,698	$(45,280)
Level 2 - Other Significant Observable Inputs			6,229,129	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$14,244,827	$(45,280)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(a) Security converts to floating rate after the indicated fixed-rate coupon period.
(b) Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer as of the date indicated.
(c) All or portion of this security is held as collateral for written options. Total value of securities held as collateral is $12,909,177 representing 94.86% of net assets.
**Variable rate security; the rate shown represents the yield at December 31, 2021
**The notional amount is calculated by multiplying outstanding contracts by the exercise price by 100 at December 31, 2021.
+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
FRN- Floating Rate Note is a debt instrument whose coupon rate is variable and tied to a benchmark rate such as LIBOR or the US Treasury Bill rate.
Thus, the coupon rate on a floating rate note is variable. It is typically composed of a variable benchmark rate plus a fixed spread.